Schedule of investments
Delaware Tax-Free Colorado Fund	May 31, 2019 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 99.14%
Corporate Revenue Bonds - 1.49%
Denver City & County
(United Airlines Project) 5.00% 10/1/32 (AMT)	415,000	$451,246
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	1,750,000	2,666,528
		3,117,774
Education Revenue Bonds - 11.05%
Board of Trustees For Colorado Mesa University Enterprise
Revenue
Series B 5.00% 5/15/44	1,000,000	1,212,090
Series B 5.00% 5/15/49	750,000	904,733
Colorado Educational & Cultural Facilities Authority
Revenue
(Academy Charter School Project) 5.50% 5/1/36 (SGI)	2,280,000	2,285,882
(Alexander Dawson School-Nevada Project) 5.00%
5/15/29	1,490,000	1,772,921
(Aspen Ridge School Project)
Series A 144A 5.00% 7/1/36 #	500,000	524,240
Series A 144A 5.25% 7/1/46 #	1,350,000	1,413,477
(Atlas Preparatory Charter School) 144A 5.25% 4/1/45 #	1,300,000	1,334,645
(Charter School Project) 5.00% 7/15/37	1,150,000	1,237,089
(Community Leadership Academy, Inc. Second Campus
Project) 7.45% 8/1/48	1,000,000	1,137,870
(Johnson & Wales University) Series A 5.25% 4/1/37	1,790,000	1,923,981
(Liberty Common Charter School Project) Series A
5.00% 1/15/39	1,000,000	1,091,900
(Littleton Preparatory Charter School Project)
5.00% 12/1/33	450,000	465,565
5.00% 12/1/42	540,000	553,014
(Loveland Classical Schools Project)
144A 5.00% 7/1/36 #	625,000	662,375
144A 5.00% 7/1/46 #	500,000	521,450
(Pinnacle Charter School Project) 5.00% 6/1/26	700,000	771,428
(Science Technology Engineering and Math Stem
School Project) 5.00% 11/1/44	890,000	922,351
(Skyview Charter School)
144A 5.375% 7/1/44 #	860,000	902,123
144A 5.50% 7/1/49 #	870,000	915,492
(University of Denver Project)
Series A 4.00% 3/1/35	400,000	441,316
Series A 4.00% 3/1/36	550,000	605,071
(University of Lab Charter School) 5.00% 12/15/45	500,000	532,025
(Vail Mountain School Project) 4.00% 5/1/46	80,000	81,054

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Schedule of investments
Delaware Tax-Free Colorado Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Colorado Educational & Cultural Facilities Authority
Revenue
(Windsor Charter Academy Project) 144A 5.00%
9/1/46 #	890,000	$896,114
		23,108,206
Electric Revenue Bonds - 2.93%
Loveland Colorado Electric & Communications Enterprise
Revenue
Series A 5.00% 12/1/44	1,000,000	1,194,760
Platte River Power Authority Revenue
Series JJ 5.00% 6/1/27	3,300,000	4,037,385
Puerto Rico Electric Power Authority Revenue
Series CCC 5.25% 7/1/27 ‡	465,000	373,163
Series WW 5.00% 7/1/28 ‡	660,000	528,000
		6,133,308
Healthcare Revenue Bonds - 24.80%
Colorado Health Facilities Authority Revenue
(American Baptist)
7.625% 8/1/33	150,000	168,618
8.00% 8/1/43	1,000,000	1,136,530
(Bethesda Project) Series A-1 5.00% 9/15/48	2,250,000	2,489,490
(Catholic Health Initiatives)
Series A 5.00% 7/1/39	1,540,000	1,544,143
Series A 5.00% 2/1/41	2,250,000	2,333,813
Series A 5.25% 2/1/33	1,000,000	1,054,540
Series A 5.25% 1/1/45	3,000,000	3,311,250
Series D 6.25% 10/1/33	2,000,000	2,014,220
(Christian Living Community Project)
5.25% 1/1/37	1,500,000	1,571,595
6.375% 1/1/41	1,000,000	1,083,010
(Covenant Retirement Communities)
Series A 5.00% 12/1/33	4,000,000	4,322,400
Series A 5.00% 12/1/35	1,000,000	1,114,450
(Craig Hospital Project) 5.00% 12/1/32	3,500,000	3,815,350
(Evangelical Lutheran)
5.00% 12/1/42	2,500,000	2,651,125
5.625% 6/1/43	1,150,000	1,276,431
(Frasier Meadows Retirement Community Project)
Series A 5.25% 5/15/37	485,000	547,740
Series B 5.00% 5/15/48	660,000	692,960
(Mental Health Center Denver Project)
Series A 5.75% 2/1/44	2,000,000	2,229,360

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(National Jewish Health Project) 5.00% 1/1/27	300,000	$315,762
(NCMC Project) 4.00% 5/15/32	2,000,000	2,200,460
(SCL Health Systems) Series A 5.00% 1/1/44	3,050,000	3,362,930
(Sisters of Charity of Leavenworth Health System)
Series B 5.25% 1/1/25	2,500,000	2,552,000
(Sunny Vista Living Center)
Series A 144A 6.25% 12/1/50 #	935,000	995,382
(Vail Valley Medical Center Project) 5.00% 1/15/35	1,000,000	1,157,010
(Valley View Hospital Association Project) Series A
4.00% 5/15/35	685,000	737,519
Denver Health & Hospital Authority Health Care Revenue
(Recovery Zone Facilities) 5.625% 12/1/40	2,500,000	2,606,475
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	1,945,000	2,043,047
University of Colorado Hospital Authority Revenue
Series A 6.00% 11/15/29	2,460,000	2,508,782
		51,836,392
Housing Revenue Bonds - 0.09%
Colorado Housing & Finance Authority
(Single Family Program Class 1)
Series AA 4.50% 5/1/23 (GNMA)	95,000	95,647
Series AA 4.50% 11/1/23 (GNMA)	95,000	95,638
		191,285
Lease Revenue Bonds - 3.30%
Aurora Certificates of Participation
Series A 5.00% 12/1/30	2,370,000	2,409,532
Colorado Department of Transportation
Certificates of Participation
5.00% 6/15/34	660,000	778,833
5.00% 6/15/36	1,055,000	1,238,359
Denver Health & Hospital Authority
4.00% 12/1/38	750,000	795,937
Regional Transportation District Certificates of
Participation
Series A 5.00% 6/1/33	1,500,000	1,671,270
		6,893,931

NQ- 339 [5/19] 7/19 (891178) 3

Schedule of investments
Delaware Tax-Free Colorado Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds - 15.78%
Adams & Weld Counties School District No. 27J Brighton
4.00% 12/1/30	300,000	$335,637
4.00% 12/1/31	1,000,000	1,114,620
5.00% 12/1/32	500,000	614,620
Arapahoe County School District No. 1 Englewood
4.00% 12/1/30	1,500,000	1,672,380
Arapahoe County School District No. 6 Littleton
(Littleton Public Schools)
Series A 5.50% 12/1/33	1,000,000	1,297,040
Series A 5.50% 12/1/38	350,000	446,558
Beacon Point Metropolitan District
5.00% 12/1/30 (AGM)	1,130,000	1,331,106
Boulder Valley School District No. Re-2 Boulder
Series A 4.00% 12/1/48	1,370,000	1,509,767
Central Colorado Water Conservancy District
(Limited Tax) 5.00% 12/1/33	1,000,000	1,122,580
Commerce City Northern Infrastructure General
Improvement District
5.00% 12/1/32 (AGM)	2,125,000	2,346,531
Denver City & County
(Better Denver & Zoo) Series A 5.00% 8/1/25	3,215,000	3,233,422
Denver International Business Center
Metropolitan District No. 1
5.00% 12/1/30	350,000	359,943
Douglas County School District No. 1
(Douglas & Elbert Counties) 5.00% 12/15/22	1,175,000	1,279,646
Eaton Area Park & Recreation District
5.25% 12/1/34	360,000	380,052
5.50% 12/1/38	455,000	483,278
El Paso County School District No 2. Harrison
5.00% 12/1/38	1,000,000	1,227,620
Garfield Pitkin & Eagle Counties School District No. Re-1
Roaring Fork
4.00% 12/15/31	1,300,000	1,442,961
Grand River Hospital District
5.25% 12/1/35 (AGM)	1,000,000	1,207,150
Jefferson County School District No. R-1
5.25% 12/15/24	1,250,000	1,501,175
Leyden Rock Metropolitan District No. 10
Series A 5.00% 12/1/45	1,000,000	1,028,490
Rangely Hospital District
6.00% 11/1/26	2,250,000	2,438,190

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Sierra Ridge Metropolitan District No. 2
Series A 5.50% 12/1/46	1,000,000	$1,037,830
Weld County Reorganized School District No. Re-8
5.00% 12/1/31	990,000	1,197,831
5.00% 12/1/32	660,000	796,336
Weld County School District No. Re-1
5.00% 12/15/31 (AGM)	1,000,000	1,198,410
Weld County School District No. Re-3J
5.00% 12/15/34 (BAM)	2,000,000	2,380,120
		32,983,293
Pre-Refunded Bonds - 5.68%
Colorado Building Excellent Schools Today
Certificates of Participation
Series G 5.00% 3/15/32-21 §	2,000,000	2,125,040
Colorado Health Facilities Authority Revenue
(Total Long-Term Care)
Series A 6.00% 11/15/30-20 §	2,365,000	2,515,721
Series A 6.25% 11/15/40-20 §	750,000	800,467
Platte River Power Authority Revenue
Series HH 5.00% 6/1/27-19 §	1,795,000	1,795,000
Series HH 5.00% 6/1/29-19 §	2,355,000	2,355,000
University of Colorado
Series A 5.00% 6/1/33-23 §	2,000,000	2,277,740
		11,868,968
Special Tax Revenue Bonds - 20.66%
Broomfield Colorado Sales & Use Tax Revenue
5.00% 12/1/33	1,000,000	1,220,860
Canyons Metropolitan District No. 5
Series A 6.125% 12/1/47	500,000	515,765
Central Platte Valley Metropolitan District
5.00% 12/1/43	725,000	771,697
Commerce City
5.00% 8/1/44 (AGM)	1,500,000	1,687,245
Denver City & County
Series A 5.00% 8/1/26	500,000	612,745
Denver Convention Center Hotel Authority Revenue
5.00% 12/1/40	2,660,000	3,038,518
Denver International Business Center
Metropolitan District No. 1
5.375% 12/1/35	1,750,000	1,801,538

NQ- 339 [5/19] 7/19 (891178) 5

Schedule of investments
Delaware Tax-Free Colorado Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Denver Urban Renewal Authority
(Stapleton) Senior Subordinated Series B 5.00%
12/1/25	1,250,000	$1,510,225
Fountain Urban Renewal Authority Tax Increment Revenue
(Academy Highlands Project) Series A 5.50% 11/1/44	1,375,000	1,435,198
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	1,250,000	1,303,513
Series A 5.25% 1/1/36	1,675,000	1,760,107
Lincoln Park Metropolitan District
5.00% 12/1/46 (AGM)	1,000,000	1,170,350
Plaza Metropolitan District No. 1
144A 5.00% 12/1/40 #	1,265,000	1,318,826
Prairie Center Metropolitan District No. 3
Series A 144A 5.00% 12/15/41 #	1,000,000	1,042,000
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	465,000	449,743
Series A-1 5.00% 7/1/58	970,000	966,654
Series A-1 5.375% 7/1/46 ^	4,815,000	1,108,172
Series A-1 5.625% 7/1/51 ^	10,150,000	1,718,801
Regional Transportation District
(Fastracks Project)
Series A 5.00% 11/1/30	670,000	816,489
Series A 5.00% 11/1/31	1,495,000	1,814,063
Series A 5.00% 11/1/36	2,750,000	3,282,868
Series B 5.00% 11/1/33	1,865,000	2,299,713
Certificates of Participation
Series A 5.375% 6/1/31	1,540,000	1,593,869
Regional Transportation District Sales Revenue
(Denver Transit Partners)
6.00% 1/15/34	1,450,000	1,505,521
6.00% 1/15/41	2,400,000	2,491,896
Solaris Metropolitan District No. 3
(Limited Tax Convertible) Series A 5.00% 12/1/46	500,000	517,845
Southlands Metropolitan District No. 1
Series A-1 5.00% 12/1/37	300,000	327,969
Series A-1 5.00% 12/1/47	700,000	754,159
Sterling Ranch Community Authority Board
Series A 5.75% 12/1/45	975,000	1,017,881

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	(Unaudited)

		Principal amount°	Value (US $)
	Municipal Bonds (continued)
	Special Tax Revenue Bonds (continued)
	Tallyns Reach Metropolitan District No. 3
	(Limited Tax Convertible) 5.125% 11/1/38	740,000	$785,155
	Thornton Development Authority
	(East 144th Avenue & I-25 Project)
	Series B 5.00% 12/1/35	485,000	558,545
	Series B 5.00% 12/1/36	810,000	931,711
	Virgin Islands Public Finance Authority
	(Matching Fund Loan Senior Lien)
	5.00% 10/1/29 (AGM)	1,000,000	1,047,130
			43,176,771
	Transportation Revenue Bonds - 12.34%
	Colorado High Performance Transportation Enterprise
	Revenue
(C	-470 Express Lanes) 5.00% 12/31/56	2,000,000	2,180,300
	(Senior U.S. 36 & I-25 Managed Lanes)
	5.75% 1/1/44 (AMT)	2,140,000	2,345,654
	Denver City & County Airport System Revenue
	Series A 4.00% 12/1/48 (AMT)	400,000	433,132
	Series A 5.00% 11/15/30 (AMT)	1,750,000	2,125,270
	Series A 5.00% 12/1/48 (AMT)	2,000,000	2,366,140
	Series A 5.25% 11/15/36	2,500,000	2,540,475
	Series B 5.00% 11/15/30	1,000,000	1,107,580
	Series B 5.00% 11/15/32	1,000,000	1,104,400
	Series B 5.00% 11/15/37	8,000,000	8,790,160
	E-470 Public Highway Authority
	Series C 5.25% 9/1/25	690,000	718,214
	Series C 5.375% 9/1/26	2,000,000	2,084,040
			25,795,365
	Water & Sewer Revenue Bonds - 1.02%
	Dominion Water & Sanitation District
	6.00% 12/1/46	750,000	806,775
	Douglas County Centennial Water & Sanitation District
	4.00% 12/1/38	500,000	558,320
	Guam Government Waterworks Authority Water &
	Wastewater System Revenue
	5.00% 7/1/37	675,000	763,074
			2,128,169
	Total Municipal Bonds (cost $195,854,892)		207,233,462

NQ- 339 [5/19] 7/19 (891178) 7

Schedule of investments
Delaware Tax-Free Colorado Fund (Unaudited)

	Number of shares	Value (U.S. $)
Short-Term Investments – 0.46%
Money Market Mutual Fund - 0.17%
Dreyfus AMT-Free Tax Exempt Cash Management Fund -
Institutional Shares (seven-day effective yield 1.27%)	363,614	$363,614
		363,614
	Principal amount°
Variable Rate Demand Notes - 0.29%¤
Denver City & County
Series A1 2.25% 12/1/29
(SPA-JPMorgan Chase Bank N.A.)	450,000	450,000
Series A2 2.25% 12/1/29
(SPA-JPMorgan Chase Bank N.A.)	150,000	150,000
		600,000
Total Short-Term Investments (cost $963,614)		963,614

Total Value of Securities – 99.60%
(cost $196,818,506)		208,197,076
Receivables and Other Assets Net of Liabilities – 0.40%		826,658
Net Assets Applicable to 18,579,881 Shares Outstanding – 100.00%		$209,023,734

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At May 31, 2019, the aggregate value of Rule 144A securities was $10,526,124, which represents
5.04% of the Fund’s net assets.

¤ Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2019.

§ Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds.
For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.

° Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

‡ Non-income producing security. Security is currently in default.

^ Zero coupon security. The rate shown is the effective yield at the time of purchase.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
GNMA – Government National Mortgage Association collateral
N.A. – National Association

8 NQ- 339 [5/19] 7/19 (891178)

(Unaudited)

Summary of abbreviations: (continued)
SGI – Insured by Syncora Guarantee Inc.
SPA – Stand-by Purchase Agreement
USD – US Dollar

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